Basis of presentation and statement of compliance (Details) € in Millions, $ in Millions	Aug. 18, 2026 EUR (€)	Aug. 10, 2026 USD ($)
Strategic partnership with Swedish Orphan Biovitrum AB
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment, commitment | $		$ 75
Capital increase | Share capital
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares | €	€ 30